Line of Credit (Details) - Ambulnz, Inc. [Member] - USD ($)		1 Months Ended		12 Months Ended
	May 13, 2021	Feb. 28, 2019	Nov. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit (Details) [Line Items]
Revolving advance amount	$ 12,000,000
Each revolving advances	Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate, as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”).
Outstanding balance	$ 8,000,000
Borrowings amount			$ 4,000,000	$ 60,000
Interest rate			1.50%
Outstanding under facility				51,263		$ 1,000,000
Cash available for distributions		$ 4,000,000
Cash deposited		$ 1,000,000
Drawn down amount					$ 0
Available on line of credit					$ 4,000,000
Second Line of Credit [Member]
Line of Credit (Details) [Line Items]
Borrowings amount				50,000
Outstanding under facility				$ 47,070
Prime Rate [Member]
Line of Credit (Details) [Line Items]
Interest rate				1.75%